Share-based payments (Tables)	3 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

The following weighted average principal assumptions were used in calculating the fair values of options granted:

Options granted on
Mar 13, 2019
Vesting dates	Mar 13, 2020
Mar 13, 2021
Mar 13, 2022
Mar 13, 2023
Volatility	69.05%
Dividend yield	0%
Risk-free investment rate	0.85%
Fair value of option at grant date	£5.46
Fair value of share at grant date	£10.13
Exercise price at date of grant	£10.13
Lapse date	Mar 13, 2029
Expected option life (years)	4.50
Number of options granted	120,750